Intangible assets, net	12 Months Ended
Dec. 31, 2020
Intangible assets, net
Intangible assets, net

9.Intangible assets, net

The following table summarizes the Group’s intangible assets, net:

	As of December 31,
	2019	2020
	RMB	RMB
License of copyright	3,530	3,530
Software	2,645	6,035
Total intangible assets	6,175	9,565
Less: accumulated amortization	(776)	(4,172)
Intangible assets, net	5,399	5,393

Amortization expense for the period from January 2, 2018 (date of inception) to December 31, 2018 and the years ended December 31, 2019 and 2020 were nil,  RMB776 and RMB3,396, respectively.

The estimated amortization expenses for each of the following three years are as follows:

Amortization expense of
intangible assets
RMB
2021	3,706
2022	1,396
2023	291
Total expected amortization expenses	5,393